Commitments and Contingencies - Additional Information (Details)	1 Months Ended	3 Months Ended			12 Months Ended
	Aug. 29, 2022 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) titles	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Litigation settlement	$ 415,000,000
Litigation settlement, amount awarded from other party	269,750,000
Litigation settlement, amount awarded to other party	$ 145,250,000
Loss contingency			$ 95,250,000		$ 95,250,000
Forecast [Member]
Loss contingency accrual, payments		$ 95,250,000
International Gaming Technologies [Member]
Percentage of royalty on revenue							7.50%	7.50%
Long-term purchase commitment, period			10 years
Cost of revenue			$ 2,000,000	$ 2,600,000
DoubleU Games License Agreement [Member]
Number of titled games | titles			49
Maximum [Member]
Loss contingency aggregate accrual					145,250,000	$ 145,250,000
Maximum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue			15.00%
Minimum [Member]
Loss contingency accrual, payments					$ 50,000,000